Hartford Real Asset Fund Expense Example - Hartford Real Asset Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 670
Expense Example, with Redemption, 3 Years	1,013
Expense Example, with Redemption, 5 Years	1,378
Expense Example, with Redemption, 10 Years	2,403
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	303
Expense Example, with Redemption, 3 Years	739
Expense Example, with Redemption, 5 Years	1,302
Expense Example, with Redemption, 10 Years	2,835
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	402
Expense Example, with Redemption, 5 Years	723
Expense Example, with Redemption, 10 Years	1,635
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	581
Expense Example, with Redemption, 5 Years	1,036
Expense Example, with Redemption, 10 Years	2,297
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	489
Expense Example, with Redemption, 5 Years	880
Expense Example, with Redemption, 10 Years	1,977
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	401
Expense Example, with Redemption, 5 Years	727
Expense Example, with Redemption, 10 Years	1,651
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	373
Expense Example, with Redemption, 5 Years	675
Expense Example, with Redemption, 10 Years	1,533
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	394
Expense Example, with Redemption, 5 Years	718
Expense Example, with Redemption, 10 Years	1,636
Class F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	373
Expense Example, with Redemption, 5 Years	675
Expense Example, with Redemption, 10 Years	$ 1,533